Annual Total Returns- DWS Health and Wellness Fund (Class T) [BarChart] - Class T - DWS Health and Wellness Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.20%	17.69%	46.72%	26.60%	6.58%	(10.44%)	19.00%	3.31%	21.99%	15.15%